COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 26, 2014
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

Lease Commitments

The Company leases its facilities, vehicles, and other equipment under operating and capital leases expiring at various dates through 2024. Minimum future rental payments under these operating and capital leases as of December 26, 2014 are as follows (in thousands):

	Successor
Fiscal Year	Operating	Capital
2015	$33,755	$10
2016	28,583	—
2017	21,545	—
2018	14,653	—
2019	6,697	—
Thereafter	11,379	—
Total payments	$116,612	10
Less: Amount representing interest		—
Present value of minimum lease payments		10
Less: Current portion		(10)
Long term portion		$—

Certain of the leases provide that the Company pays taxes, insurance and other operating expenses applicable to the leased premises. Rent expense under all operating leases was as follows (in thousands):

	Successor			Predecessor
	For the fiscal year ended		For the period September 8, 2012 through December 28, 2012	For the period December 31, 2011 through September 7, 2012
	December 26, 2014	December 27, 2013
Rent expense	$46,628	$44,890	$11,655	$25,541

Employment Agreements

The Company has employment agreements with certain officers and employees totaling combined salaries of $6.0 million, plus bonuses and subject to adjustments.

Contingent Liabilities

As of December 26, 2014 and December 27, 2013, the Company was contingently liable for outstanding letters of credit aggregating to $11.3 million and $10.5 million, respectively.

Legal Proceedings

In May 2011, the Company was named as a defendant in the case of Craftwood Lumber Company v. Interline Brands, Inc. ("Craftwood Matter"), filed before the Nineteenth Judicial Circuit Court of Lake County, Illinois, and subsequently removed to the United States District Court for the Northern District of Illinois. The complaint alleges that the Company sent unsolicited fax advertisements to businesses nationwide in violation of the Telephone Consumer Protection Act of 1991, as amended by the Junk Fax Prevention Act of 2005 (“Junk Fax Act”). At the time of filing the initial complaint in state court, the plaintiff also filed a motion asking the Court to certify a class of plaintiffs comprised of businesses who allegedly received unsolicited fax advertisements from the Company during the four-year statute of limitations period. In its amended complaint filed in the United States District Court, the plaintiff seeks preliminary and permanent injunctive relief enjoining the Company from violating the Junk Fax Act, as well as statutory damages for each fax transmission found to be in violation of the Junk Fax Act. In light of the Company's assessment of potential legal risks associated with the Craftwood Matter, the Company recorded a pre-tax charge in the amount of $20.5 million in the third quarter of 2013. In the fourth quarter of 2014, the Company filed a joint notice of settlement with the Court for aggregate consideration in the amount of $40.0 million. The settlement has been preliminarily approved by the Court and is awaiting final approval.

As a result of the executed settlement agreement, the Company recorded an additional pre-tax charge in the amount of $19.5 million during the fiscal year ended December 26, 2014. Estimated charges recorded in conjunction with the Craftwood Matter were included in selling, general and administrative expenses in the statements of operations during the respective fiscal years. The litigation-related accrual of $39.9 million and $20.5 million were included in accrued expenses and other current liabilities in the consolidated balance sheets as of December 26, 2014 and December 27, 2013.

The Company is involved in various other legal proceedings in the ordinary course of its business and have not been fully adjudicated. These actions, when ultimately concluded and determined, will not, in the opinion of management, have a material effect upon the Company’s consolidated financial statements.

Because the outcome of litigation is inherently uncertain, the Company may not prevail in these proceedings and the ultimate exposure cannot be estimated if the Company were not to prevail. Accordingly, any rulings against the Company could have a material adverse effect on the consolidated financial statements.